UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23122
American Funds Emerging Markets Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class A
| EBNAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class C
| EBNCX
for the six months ended June 30, 2026
This
semi-annual shareholder report
contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-1
| EBNEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 46	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at th
e same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-2
| EBNFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-3
| EBNGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-A
| CBNAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-C
| CBNCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-E
| CBNEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 57	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-2
| FEBMX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-3
| FMEBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 29	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-1
| REGAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 75	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2
| REGBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 79	1.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2E
| REGHX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-3
| REGCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-4
| REGEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 44	0.87% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5E
| REGJX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5
| REGFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-114-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-6
| REGGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,748
Total number of portfolio holdings	1,055
Portfolio turnover rate	25%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-114-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Emerging Markets Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-114-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 89.50%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 66.19%
Mexico 6.57%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD13,965	$14,039
Eagle Funding LuxCo SARL 5.50% 8/17/2030	1,960	1,970
United Mexican States 3.75% 1/11/2028	3,840	3,800
United Mexican States 3.25% 4/16/2030	1,560	1,455
United Mexican States 6.00% 5/13/2030	1,840	1,889
United Mexican States 4.75% 4/27/2032	3,400	3,264
United Mexican States 5.375% 3/22/2033	12,930	12,679
United Mexican States 4.875% 5/19/2033	875	831
United Mexican States 5.625% 2/9/2034	14,125	13,917
United Mexican States 4.50% 3/19/2034	EUR2,715	3,102
United Mexican States 6.35% 2/9/2035	USD34,470	35,297
United Mexican States 8.00% 5/24/2035	MXN27,500	1,469
United Mexican States 4.50% 11/22/2035 (b)	46,490	2,665
United Mexican States 6.00% 5/7/2036	USD1,380	1,379
United Mexican States 4.875% 5/16/2036	EUR3,080	3,530
United Mexican States 6.875% 5/13/2037	USD2,360	2,479
United Mexican States 6.25% 8/27/2037	43,290	43,346
United Mexican States 6.625% 1/29/2038	30,930	31,734
United Mexican States 6.125% 2/9/2038	14,645	14,385
United Mexican States 5.125% 3/19/2038	EUR3,435	3,913
United Mexican States 4.50% 1/31/2050	USD1,517	1,125
United Mexican States 6.338% 5/4/2053	3,592	3,374
United Mexican States 6.40% 5/7/2054	3,830	3,618
United Mexican States 8.00% 4/29/2055	MXN23,040	1,116
United Mexican States 7.375% 5/13/2055	USD7,235	7,685
United Mexican States 3.771% 5/24/2061	14,766	8,889
United Mexican States 3.75% 4/19/2071	14,245	8,219
United Mexican States, Series M20, 8.50% 5/31/2029	MXN199,670	11,574
United Mexican States, Series M, 7.75% 5/29/2031	220,338	12,249
United Mexican States, Series M, 8.00% 4/15/2032	181,400	10,049
United Mexican States, Series M, 7.50% 5/26/2033	370,432	19,807
United Mexican States, Series M, 7.75% 11/23/2034	797,928	42,478
United Mexican States, Series M, 8.00% 2/21/2036	252,000	13,455
United Mexican States, Series M30, 8.50% 11/18/2038	166,200	8,938
United Mexican States, Series M, 7.75% 11/13/2042	1,044,380	51,071
United Mexican States, Series M, 8.00% 11/7/2047	191,653	9,418
United Mexican States, Series M, 8.00% 7/31/2053	490,833	23,847
United Mexican States, Series S, 4.00% 10/29/2054 (b)	170,524	9,067
		443,122

Brazil 6.44%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,650	2,405
Brazil (Federative Republic of) 10.00% 1/1/2029	98,771	17,652
Brazil (Federative Republic of) 0% 1/1/2030	161,979	19,761
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,239
Brazil (Federative Republic of) 5.50% 11/6/2030	9,920	10,012
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL1,135,436	191,359
Brazil (Federative Republic of) 6.00% 8/15/2032 (b)	39,621	6,872
Brazil (Federative Republic of) 10.00% 1/1/2033	277,798	44,711
Brazil (Federative Republic of) 5.50% 2/4/2033	USD2,200	2,171
Brazil (Federative Republic of) 6.125% 3/15/2034	1,800	1,812
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL424,780	66,130
Brazil (Federative Republic of) 6.625% 3/15/2035	USD3,250	3,340
Brazil (Federative Republic of) 6.25% 5/22/2036	11,075	10,975
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	BRL351,323	56,286
		434,725

1	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Malaysia 4.91%
Dua Capital, Ltd. 2.78% 5/11/2031	USD7,570	$6,939
Khazanah Capital, Ltd. 4.876% 6/1/2033	5,670	5,734
Khazanah Capital, Ltd. 4.759% 9/5/2034	6,250	6,247
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	500	502
Malaysia (Federation of), Series 0307, 3.502% 5/31/2027	MYR9,216	2,269
Malaysia (Federation of), Series 0223, 3.519% 4/20/2028	3,000	740
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	3,000	754
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	84,454	21,086
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	3,000	736
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	29,586	7,020
Malaysia (Federation of), Series 0411, 4.232% 6/30/2031	138,955	35,393
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	239,571	58,980
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	103,432	25,767
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	162,150	41,700
Malaysia (Federation of), Series 0225, 3.476% 7/2/2035	172,185	41,812
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	18,925	5,066
Malaysia (Federation of), Series 0121, 3.447% 7/15/2036	7,675	1,854
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,364
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	14,199
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	32,190	8,074
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	17,000	4,131
Malaysia (Federation of), Series 0126, 3.766% 1/15/2041	30,765	7,489
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,506	390
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	7,447	1,883
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	655
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	20,993	5,178
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	695
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	58,585	15,303
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	19,841	5,018
Malaysia (Federation of), Series 0325, 3.917% 7/15/2055	13,595	3,235
		331,213

Colombia 4.88%
Colombia (Republic of) 5.375% 1/21/2029	USD3,935	3,928
Colombia (Republic of) 4.50% 3/15/2029	17,080	16,644
Colombia (Republic of) 3.00% 1/30/2030	6,050	5,528
Colombia (Republic of) 6.125% 1/21/2031	2,510	2,537
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,229
Colombia (Republic of) 3.125% 4/15/2031	USD2,036	1,804
Colombia (Republic of) 3.25% 4/22/2032	1,053	915
Colombia (Republic of) 5.00% 9/19/2032	EUR895	1,016
Colombia (Republic of) 8.00% 4/20/2033	USD8,060	8,842
Colombia (Republic of) 7.50% 2/2/2034	5,460	5,842
Colombia (Republic of) 7.75% 11/7/2036	18,055	19,721
Colombia (Republic of) 11.50% 7/25/2046	COP4,730,000	1,342
Colombia (Republic of), Series B, 11.00% 8/22/2029	37,936,600	10,746
Colombia (Republic of), Series B, 12.50% 2/27/2030	119,886,700	35,334
Colombia (Republic of), Series B, 7.00% 3/26/2031	63,387,100	15,263
Colombia (Republic of), Series B, 13.25% 2/9/2033	245,532,600	75,792
Colombia (Republic of), Series B, 7.25% 10/18/2034	110,380,500	24,538
Colombia (Republic of), Series B, 11.75% 1/24/2035	95,355,700	27,539
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (b)	44,912	4,369
Colombia (Republic of), Series B, 12.75% 11/28/2040	172,221,300	53,208
Colombia (Republic of), Series B, 9.25% 5/28/2042	15,050,600	3,592
Colombia (Republic of), Series B, 12.00% 3/13/2058	34,108,900	9,893
		329,622

South Africa 4.37%
South Africa (Republic of) 4.30% 10/12/2028	USD2,095	2,071
South Africa (Republic of) 5.875% 6/22/2030	8,375	8,580
South Africa (Republic of) 5.875% 4/20/2032	4,900	5,023
South Africa (Republic of) 7.10% 11/19/2036 (a)	2,700	2,901
South Africa (Republic of) 6.125% 12/11/2037 (a)	10,875	10,705
South Africa (Republic of) 6.125% 12/11/2037	8,970	8,830

American Funds Emerging Markets Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (continued)
South Africa (Republic of) 6.25% 3/8/2041	USD400	$384
South Africa (Republic of) 5.00% 10/12/2046	1,705	1,340
South Africa (Republic of) 5.65% 9/27/2047	1,055	896
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,271
South Africa (Republic of) 7.25% 12/11/2055	3,345	3,344
South Africa (Republic of) 7.25% 12/11/2055 (a)	1,160	1,159
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR41,535	2,559
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	207,084	12,786
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	1,068,167	67,618
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	1,455,099	76,165
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	7,271
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	399,973	24,698
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	366,181	18,020
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	114,545	6,863
South Africa (Republic of), Series 30Y, 5.375% 7/24/2044	USD2,895	2,458
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	ZAR488,843	29,348
South Africa (Republic of), Series 30Y, 6.30% 6/22/2048	USD995	912
		295,202

Poland 3.86%
Poland (Republic of) 4.75% 7/25/2029	PLN66,085	17,827
Poland (Republic of) 2.875% 1/15/2031	EUR1,175	1,334
Poland (Republic of) 3.125% 10/22/2031	2,000	2,292
Poland (Republic of) 5.00% 10/25/2035	PLN181,085	47,444
Poland (Republic of) 5.375% 4/14/2036	USD15,260	15,405
Poland (Republic of) 5.50% 4/4/2053	3,600	3,415
Poland (Republic of) 5.50% 3/18/2054	5,030	4,766
Poland (Republic of), Series 0428, 2.75% 4/25/2028	PLN4,315	1,125
Poland (Republic of), Series 0728, 7.50% 7/25/2028	16,580	4,704
Poland (Republic of), Series 0429, 5.75% 4/25/2029	905	250
Poland (Republic of), Series 1030, 1.25% 10/25/2030	79,640	18,530
Poland (Republic of), Series 0432, 1.75% 4/25/2032	140,841	31,808
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD2,545	2,537
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN292,445	82,603
Poland (Republic of), Series 1034, 5.00% 10/25/2034	100,598	26,594
		260,634

China 3.64%
China (People’s Republic of), Series INBK, 2.37% 1/20/2027	CNY54,740	8,130
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	18,270	2,724
China (People’s Republic of), Series INBK, 1.40% 11/25/2028	128,970	19,070
China (People’s Republic of), Series INBK, 1.32% 2/25/2029	51,880	7,663
China (People’s Republic of), Series INBK, 3.13% 11/21/2029	8,000	1,255
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,483
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	430,140	64,046
China (People’s Republic of), Series INBK, 1.54% 1/25/2031	286,220	42,418
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,543
China (People’s Republic of), Series INBK, 2.35% 2/25/2034	107,340	16,711
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	253,960	39,324
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	73,400	10,781
China (People’s Republic of), Series INBK, 1.67% 5/25/2035	31,600	4,661
China (People’s Republic of), Series INBK, 1.78% 11/15/2035	3,000	444
China (People’s Republic of), Series INBK, 1.75% 2/25/2036	46,270	6,840
China (People’s Republic of), Series INBK, 2.49% 5/25/2044	14,000	2,177
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,596
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	19,990	3,565
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	15,940	2,794
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	3,350	516
Sinopec Group Overseas Development (2012), Ltd. 4.875% 5/17/2042	USD200	197
		245,938

3	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia 3.43%
Indonesia (Republic of), Series 364, 0% 12/18/2026	IDR70,700,000	$3,825
Indonesia (Republic of), Series 367, 0% 1/4/2027	93,600,000	5,046
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	1,833
Indonesia (Republic of), Series 364, 0% 6/18/2027	IDR237,500,000	12,363
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	44,769,000	2,453
Indonesia (Republic of), Series FR95, 6.375% 8/15/2028	14,968,000	826
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	18,015,000	1,055
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	150,591,000	8,353
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	104,751,000	5,693
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	654,076,000	34,871
Indonesia (Republic of), Series FR73 8.75% 5/15/2031	24,770,000	1,477
Indonesia (Republic of), Series FR91, 6.375% 4/15/2032	343,783,000	18,384
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	960,218,000	52,891
Indonesia (Republic of), Series FR65, 6.625% 5/15/2033	19,400,000	1,043
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	677,311,000	36,366
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	69,666,000	3,945
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	56,000,000	3,036
Indonesia (Republic of), Series FR108, 6.50% 4/15/2036	192,650,000	10,307
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	313,645,000	17,256
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	67,365,000	3,821
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	99,570,000	5,522
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	18,200,000	999
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	262
		231,627

Hungary 2.86%
Hungary (Republic of) 4.50% 3/23/2028	HUF3,858,160	12,293
Hungary (Republic of) 6.125% 5/22/2028 (a)	USD1,770	1,815
Hungary (Republic of) 2.00% 5/23/2029	HUF1,989,350	5,887
Hungary (Republic of) 3.00% 8/21/2030	3,105,610	9,247
Hungary (Republic of) 5.375% 9/26/2030 (a)	USD3,950	4,013
Hungary (Republic of) 6.75% 7/23/2031	HUF10,907,660	37,645
Hungary (Republic of) 2.125% 9/22/2031	USD810	704
Hungary (Republic of) 3.25% 10/22/2031	HUF4,961,110	14,658
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD1,000	1,058
Hungary (Republic of) 4.75% 11/24/2032	HUF9,601,630	30,382
Hungary (Republic of) 4.50% 6/16/2034	EUR3,000	3,593
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	1,018
Hungary (Republic of) 6.00% 9/26/2035	6,665	6,938
Hungary (Republic of) 6.00% 9/26/2035 (a)	1,215	1,265
Hungary (Republic of) 7.00% 10/24/2035	HUF7,458,360	27,316
Hungary (Republic of) 5.50% 3/26/2036	USD2,510	2,524
Hungary (Republic of) 5.50% 3/26/2036 (a)	1,950	1,961
Hungary (Republic of) 4.875% 3/25/2038	EUR1,203	1,450
Hungary (Republic of), Series 10Y, 5.375% 9/12/2033	1,715	2,158
Hungary (Republic of) 3.00% 4/25/2041	HUF8,523,300	21,415
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD2,700	2,782
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR2,490	2,928
		193,050

India 2.84%
Export-Import Bank of India 3.25% 1/15/2030	USD1,000	949
Export-Import Bank of India 5.50% 1/18/2033	1,600	1,634
Export-Import Bank of India 5.50% 1/13/2035	1,500	1,527
Export-Import Bank of India 5.00% 1/12/2036 (a)	5,100	5,016
Export-Import Bank of India 5.00% 1/12/2036	4,180	4,111
India (Republic of) 7.10% 4/18/2029	INR99,000	1,071
India (Republic of) 7.04% 6/3/2029	485,730	5,250
India (Republic of) 6.36% 2/16/2031	1,102,300	11,593
India (Republic of) 7.18% 8/14/2033	1,762,200	19,145
India (Republic of) 6.48% 10/6/2035	678,560	6,982
India (Republic of) 7.18% 7/24/2037	3,069,120	33,324
India (Republic of) 8.13% 6/22/2045	819,950	9,485
India (Republic of) 7.06% 10/10/2046	643,650	6,653

American Funds Emerging Markets Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
India (continued)
India (Republic of) 7.72% 6/15/2049	INR248,250	$2,746
India (Republic of) 7.16% 9/20/2050	948,300	9,894
India (Republic of) 6.67% 12/17/2050	177,380	1,721
India (Republic of) 7.30% 6/19/2053	2,708,050	28,677
India (Republic of) 7.09% 8/5/2054	1,737,300	17,784
India (Republic of) 7.24% 8/18/2055	2,317,690	24,450
		192,012

Czech Republic 2.63%
Czech Republic, Series 94, 0.95% 5/15/2030	CZK351,100	14,760
Czech Republic, Series 121, 2.50% 3/13/2031	1,593,450	66,082
Czech Republic, Series 152, 6.20% 6/16/2031	128,230	6,601
Czech Republic, Series 138, 1.75% 6/23/2032	153,240	6,309
Czech Republic, Series 151, 4.90% 4/14/2034	481,910	23,439
Czech Republic, Series 145, 3.50% 5/30/2035	389,050	17,006
Czech Republic, Series 157, 3.60% 6/3/2036	308,840	13,454
Czech Republic, Series 142, 1.95% 7/30/2037	573,160	20,766
Czech Republic, Series 125, 1.50% 4/24/2040	298,810	9,427
		177,844

Peru 1.72%
Peru (Republic of) 8.75% 11/21/2033	USD6,115	7,477
Peru (Republic of) 3.00% 1/15/2034	5,745	4,984
Peru (Republic of) 5.40% 8/12/2034	PEN3,024	864
Peru (Republic of) 5.40% 8/12/2034	39	11
Peru (Republic of) 6.85% 8/12/2035	47,470	14,592
Peru (Republic of) 5.50% 3/30/2036	USD38,450	38,879
Peru (Republic of) 7.60% 8/12/2039	PEN118,730	37,244
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,831
Peru (Republic of) 5.875% 8/8/2054	455	454
Peru (Republic of) 2.78% 12/1/2060	2,260	1,239
Peru (Republic of) 3.60% 1/15/2072	12,945	8,271
		115,846

Supra National 1.67%
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,425
Asian Development Bank 5.25% 4/29/2035	PHP849,500	13,333
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR308,000	3,206
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,429
European Bank for Reconstruction and Development 6.75% 3/14/2031	621,000	6,406
European Bank for Reconstruction and Development 6.75% 1/13/2032	1,037,800	10,697
European Bank of Reconstruction, 4.25% 2/7/2028	IDR17,610,000	943
European Investment Bank 6.95% 3/1/2029	INR163,400	1,694
European Investment Bank 6.95% 3/1/2029	145,500	1,508
European Investment Bank 7.40% 10/23/2033	270,000	2,864
Inter-American Development Bank 5.10% 11/17/2026	IDR9,830,000	546
Inter-American Development Bank 7.00% 1/25/2029	INR300,000	3,143
Inter-American Development Bank 7.35% 10/6/2030	911,000	9,619
Inter-American Development Bank 7.00% 4/17/2033	370,000	3,817
Inter-American Development Bank 0% 3/6/2046	MXN269,800	2,577
International Bank for Reconstruction and Development 6.25% 1/12/2028	IDR9,700,000	537
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR2,527,000	26,466
International Bank for Reconstruction and Development 6.05% 2/9/2029	195,500	2,008
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,490,300	15,507
International Bank for Reconstruction and Development 7.05% 7/22/2029	58,000	607
International Finance Corp. 7.10% 3/21/2031	134,810	1,409
International Finance Corp. 0% 4/26/2052	MXN308,120	1,739
		112,480

5	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Romania 1.34%
Romania (Republic of) 1.75% 7/13/2030	EUR2,000	$2,081
Romania (Republic of) 5.375% 3/22/2031	5,186	6,148
Romania (Republic of) 5.25% 5/30/2032	5,510	6,440
Romania (Republic of) 5.25% 5/30/2032	1,520	1,777
Romania (Republic of) 2.00% 4/14/2033	830	783
Romania (Republic of) 6.375% 1/30/2034 (a)	USD2,416	2,449
Romania (Republic of) 5.625% 5/30/2037	EUR16,480	18,631
Romania (Republic of) 5.625% 5/30/2037	10,935	12,362
Romania (Republic of), 2.625% 12/2/2040	23,765	18,427
Romania (Republic of) 6.00% 9/24/2044	3,400	3,797
Romania (Republic of) 6.00% 9/24/2044	1,930	2,156
Romania (Republic of) 7.625% 1/17/2053 (a)	USD200	219
Romania (Republic of), Series 4Y, 7.20% 5/31/2027	RON3,750	826
Romania (Republic of), Series 1, 2.10% 10/8/2027	JPY900,000	5,457
Romania (Republic of), Series 6Y, 8.75% 10/30/2028	RON26,285	6,036
Romania (Republic of), Series 8Y, 4.85% 7/25/2029	8,200	1,712
Romania (Republic of), Series 15Y, 4.75% 10/11/2034	4,990	961
		90,262

Saudi Arabia 1.27%
Gaci First Investment Co. 5.00% 10/13/2027	USD200	201
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,796
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (a)	1,100	1,101
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,001
Saudi Arabia (Kingdom of) 4.25% 9/9/2030	600	588
Saudi Arabia (Kingdom of) 2.25% 5/17/2031	4,410	3,914
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	8,033	7,993
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (a)	3,178	3,162
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	3,785	3,919
Saudi Arabia (Kingdom of) 5.625% 1/13/2035	2,190	2,268
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	4,620	4,548
Saudi Arabia (Kingdom of) 4.875% 9/9/2035	1,135	1,117
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (a)	6,400	6,300
Saudi Arabia (Kingdom of) 5.25% 1/16/2050	6,100	5,606
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	7,000	6,047
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	7,000	6,758
Saudi Arabia (Kingdom of) 5.875% 1/12/2056	19,025	18,538
Saudi International Fund 4.375% 1/12/2031	10,785	10,608
		85,465

Chile 1.22%
Chile (Republic of) 1.90% 9/1/2030 (b)	CLP14,574,793	15,583
Chile (Republic of) 4.70% 9/1/2030	22,375,000	23,954
Chile (Republic of) 4.35% 4/13/2031	USD8,170	8,039
Chile (Republic of) 2.55% 1/27/2032	4,500	4,009
Chile (Republic of) 3.375% 4/14/2032	EUR1,186	1,348
Chile (Republic of) 6.00% 4/1/2033	CLP10,960,000	12,332
Chile (Republic of) 3.80% 7/1/2035	EUR4,860	5,603
Chile (Republic of) 4.95% 1/5/2036	USD800	793
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,825
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,651
Chile (Republic of) 4.34% 3/7/2042	7,790	6,898
Chile (Republic of) 4.00% 1/31/2052	200	158
		82,193

Egypt 1.16%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP144,875	2,950
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,270	2,274
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP460,645	9,216
Egypt (Arab Republic of) 6.588% 2/21/2028	USD2,330	2,349
Egypt (Arab Republic of) 7.60% 3/1/2029	660	682
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	1,140
Egypt (Arab Republic of) 5.875% 2/16/2031	USD3,400	3,322

American Funds Emerging Markets Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (continued)
Egypt (Arab Republic of) 7.053% 1/15/2032	USD2,959	$2,971
Egypt (Arab Republic of) 7.625% 5/29/2032	9,940	10,202
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	575	590
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	8,690	9,662
Egypt (Arab Republic of) 9.45% 2/4/2033	645	717
Egypt (Arab Republic of) 7.625% 5/20/2034 (a)	4,000	4,044
Egypt (Arab Republic of) 8.50% 1/31/2047	5,160	5,064
Egypt (Arab Republic of) 7.903% 2/21/2048	599	550
Egypt (Arab Republic of) 8.70% 3/1/2049	3,360	3,322
Egypt (Arab Republic of) 8.875% 5/29/2050	660	660
Egypt (Arab Republic of) 8.75% 9/30/2051	880	873
Egypt (Arab Republic of) 8.15% 11/20/2059	10,335	9,562
Egypt (Arab Republic of) 7.50% 2/16/2061	9,640	8,348
		78,498

Kazakhstan 1.13%
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	KZT868,500	1,773
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	817
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	122,000	243
Development Bank of Kazakhstan JSC 18.40% 10/16/2028	4,088,000	8,867
Development Bank of Kazakhstan JSC 16.95% 5/8/2029	8,212,500	17,336
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	USD12,220	12,514
Kazakhstan (Republic of) 5.50% 7/1/2037	7,295	7,470
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT2,588,480	4,792
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	8,177,545	15,353
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	2,128,760	4,477
Kazakhstan (Republic of), Series 6Y, 15.30% 3/3/2029	490,000	1,032
Kazakhstan (Republic of), Series 8Y, 10.55% 7/28/2029	758,950	1,417
		76,091

Thailand 1.10%
Thailand (Kingdom of) 1.00% 6/17/2027	THB77,000	2,318
Thailand (Kingdom of) 2.40% 3/17/2029	40,000	1,240
Thailand (Kingdom of) 1.19% 4/17/2029	70,000	2,102
Thailand (Kingdom of) 1.66% 3/17/2030	108,000	3,276
Thailand (Kingdom of) 1.34% 3/17/2031	62,075	1,850
Thailand (Kingdom of) 2.00% 12/17/2031	162,390	4,980
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,417
Thailand (Kingdom of) 1.585% 12/17/2035	24,875	720
Thailand (Kingdom of) 1.84% 5/17/2036	904,650	26,763
Thailand (Kingdom of) 2.70% 6/17/2040	194,660	6,017
Thailand (Kingdom of) 2.00% 6/17/2042	3	— (c)
Thailand (Kingdom of) 3.45% 6/17/2043	335,071	10,851
Thailand (Kingdom of) 4.675% 6/29/2044	22,013	825
Thailand (Kingdom of) 3.22% 3/17/2046	165,925	5,186
Thailand (Kingdom of) 2.875% 6/17/2046	80,183	2,377
Thailand (Kingdom of) 3.15% 6/17/2050	24,548	753
Thailand (Kingdom of) 4.00% 6/17/2055	80,319	2,828
		74,503

Philippines 0.99%
Philippines (Republic of) 6.375% 7/27/2030	PHP96,950	1,566
Philippines (Republic of) 6.00% 8/20/2030	118,340	1,879
Philippines (Republic of) 1.648% 6/10/2031	USD5,600	4,860
Philippines (Republic of) 6.75% 9/15/2032	PHP950,560	15,448
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,479
Philippines (Republic of) 5.25% 5/14/2034	9,115	9,166
Philippines (Republic of) 6.375% 4/28/2035	PHP40,000	629
Philippines (Republic of) 5.00% 1/27/2036	USD12,566	12,331
Philippines (Republic of) 3.95% 1/20/2040	5,175	4,433

7	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (continued)
Philippines (Republic of) 2.95% 5/5/2045	USD6,925	$4,725
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,024
Philippines (Republic of), Series 1074, 5.925% 2/23/2036	PHP533,350	8,126
		66,666

Republic of Angola 0.91%
Angola (Republic of) 8.25% 5/9/2028	USD2,095	2,162
Angola (Republic of) 8.00% 11/26/2029	12,465	12,693
Angola (Republic of) 8.00% 11/26/2029 (a)	1,500	1,528
Angola (Republic of) 9.244% 1/15/2031	1,225	1,270
Angola (Republic of) 8.75% 4/14/2032	21,335	21,554
Angola (Republic of) 8.75% 4/14/2032 (a)	500	505
Angola (Republic of) 9.375% 3/31/2033 (a)	3,000	3,073
Angola (Republic of) 9.875% 3/31/2037 (a)	11,715	12,102
Angola (Republic of) 9.125% 11/26/2049	7,100	6,665
		61,552

Panama 0.80%
Panama (Republic of) 3.16% 1/23/2030	5,144	4,851
Panama (Republic of) 2.252% 9/29/2032	5,540	4,656
Panama (Republic of) 6.875% 1/31/2036	4,186	4,576
Panama (Republic of) 8.00% 3/1/2038	19,613	23,076
Panama (Republic of) 4.50% 4/1/2056	3,600	2,818
Panama (Republic of) 7.875% 3/1/2057	11,450	13,867
		53,844

Morocco 0.73%
Morocco (Kingdom of) 5.95% 3/8/2028 (a)	1,225	1,246
Morocco (Kingdom of) 3.875% 4/2/2029	EUR5,940	6,837
Morocco (Kingdom of) 3.875% 4/2/2029	3,925	4,517
Morocco (Kingdom of) 4.75% 4/2/2035	10,600	12,343
Morocco (Kingdom of) 4.75% 4/2/2035	3,710	4,320
Morocco (Kingdom of) 5.125% 5/26/2038	15,965	18,636
Morocco (Kingdom of) 5.50% 12/11/2042	USD1,645	1,570
		49,469

Turkey 0.69%
Turkey (Republic of) 6.50% 4/26/2030 (a)	600	605
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,543
Turkey (Republic of) 7.125% 7/17/2032	4,200	4,313
Turkey (Republic of) 6.30% 3/14/2033	3,675	3,598
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY205,465	4,396
Turkey (Republic of), Series 4Y, 41.88% 6/16/2027 (d)	519,220	11,292
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,935	2,055
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY97,730	1,568
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	USD1,900	1,864
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	TRY1,387	18
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	USD1,800	1,778
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	600	532
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	13,650	10,387
Turkey (Republic of), Series 30Y, 5.75% 5/11/2047	3,075	2,496
		46,445

United Arab Emirates 0.53%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	350	329
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,695
Abu Dhabi (Emirate of) 5.00% 4/30/2034 (a)	2,105	2,141
Abu Dhabi (Emirate of) 3.125% 9/30/2049	750	507
Abu Dhabi (Emirate of) 3.875% 4/16/2050	19,520	15,072

American Funds Emerging Markets Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Arab Emirates (continued)
Abu Dhabi (Emirate of) 5.50% 4/30/2054 (a)	USD4,225	$4,152
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,261
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	7,000	7,367
		35,524

Republic of Cote d’Ivoire 0.45%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,600	1,853
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	1,380	1,599
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	8,300	9,787
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,645	1,940
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	7,437	8,404
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	1,096
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	USD2,500	2,675
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR2,355	2,770
		30,124

Federal Republic of Nigeria 0.44%
Nigeria (Republic of) 8.375% 3/24/2029	USD2,645	2,785
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,846,900	10,260
Nigeria (Republic of) 7.875% 2/16/2032	USD6,830	7,136
Nigeria (Republic of) 10.375% 12/9/2034	4,000	4,761
Nigeria (Republic of) 8.631% 1/13/2036 (a)	1,295	1,407
Nigeria (Republic of) 8.631% 1/13/2036	200	217
Nigeria (Republic of) 7.696% 2/23/2038	780	798
Nigeria (Republic of) 8.25% 9/28/2051	2,310	2,360
		29,724

Gabon 0.39%
Gabonese (Republic of) 9.50% 2/18/2029	7,550	7,221
Gabonese (Republic of) 6.625% 2/6/2031	4,266	3,680
Gabonese (Republic of) 6.625% 2/6/2031 (a)	400	345
Gabonese (Republic of) 7.00% 11/24/2031	16,985	14,519
Gabonese (Republic of) 7.00% 11/24/2031 (a)	410	351
		26,116

Senegal 0.36%
Senegal (Republic of) 4.75% 3/13/2028	EUR7,803	4,914
Senegal (Republic of) 4.75% 3/13/2028	1,067	672
Senegal (Republic of) 6.25% 5/23/2033	USD7,946	4,248
Senegal (Republic of) 5.375% 6/8/2037	EUR16,661	10,055
Senegal (Republic of) 5.375% 6/8/2037	1,000	604
Senegal (Republic of) 6.75% 3/13/2048	USD6,980	3,638
		24,131

Benin 0.31%
Benin (Republic of) 7.96% 2/13/2038 (a)	13,340	14,196
Benin (Republic of) 7.96% 2/13/2038	6,565	6,986
		21,182

Honduras 0.31%
Honduras (Republic of) 6.25% 1/19/2027	10,714	10,803
Honduras (Republic of) 6.25% 1/19/2027 (a)	263	265
Honduras (Republic of) 5.625% 6/24/2030	8,716	8,761
Honduras (Republic of) 5.625% 6/24/2030 (a)	1,255	1,261
		21,090

9	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Republic of Kenya 0.30%
Kenya (Republic of) 6.30% 1/23/2034	USD3,600	$3,316
Kenya (Republic of) 9.50% 3/5/2036	9,245	9,841
Kenya (Republic of) 9.50% 3/5/2036 (a)	5,225	5,562
Kenya (Republic of) 8.25% 2/28/2048	1,800	1,735
		20,454

Mongolia 0.24%
Mongolia (State of) 4.45% 7/7/2031	2,945	2,753
Mongolia (State of) 5.95% 3/9/2032	8,625	8,662
Mongolia (State of) 5.95% 3/9/2032 (a)	4,830	4,850
		16,265

South Korea 0.21%
Export-Import Bank of Korea 8.00% 10/16/2028	INR391,200	4,158
Export-Import Bank of Korea 7.40% 2/5/2030	344,100	3,581
Export-Import Bank of Korea 8.10% 10/16/2030	287,700	3,093
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW4,670,730	3,054
		13,886

Mozambique 0.20%
Mozambique (Republic of) 9.00% 9/15/2031	USD15,185	13,432

Argentina 0.19%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (e)	14,212	12,613
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (e)	7	6
Argentine Republic 0% 12/15/2035	600	35
		12,654

Albania 0.16%
Albania (Republic of) 5.90% 6/9/2028	EUR2,140	2,562
Albania (Republic of) 4.75% 2/14/2035	6,300	7,298
Albania (Republic of) 4.75% 2/14/2035	845	979
		10,839

Dominican Republic 0.16%
Dominican Republic (Government of) 5.50% 2/22/2029 (a)	USD1,420	1,424
Dominican Republic (Government of) 5.50% 2/22/2029	500	501
Dominican Republic (Government of) 4.50% 1/30/2030	3,645	3,523
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	400	387
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	665	701
Dominican Republic (Government of) 5.875% 1/30/2060	3,425	3,033
Dominican Republic (Government of) 5.875% 1/30/2060 (a)	1,342	1,188
		10,757

Bosnia-Herzegovina 0.10%
Republika Srpska 6.25% 4/2/2031	EUR5,680	6,581

Sultanate of Oman 0.09%
Oman (Sultanate of) 5.625% 1/17/2028	USD1,000	1,011
Oman (Sultanate of) 4.875% 6/15/2030 (a)	800	801
Oman (Sultanate of) 6.25% 1/25/2031	1,300	1,371
Oman (Sultanate of) 6.75% 1/17/2048	2,800	3,077
		6,260

American Funds Emerging Markets Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Macedonia 0.09%
North Macedonia (Republic of) 4.75% 1/21/2034	EUR5,175	$5,894
North Macedonia (Republic of) 4.75% 1/21/2034	140	159
		6,053

Israel 0.08%
Israel (State of), Series 0731, 3.75% 7/31/2031	ILS16,372	5,692

Slovakia 0.08%
Slovak Republic 3.75% 2/27/2040	EUR4,900	5,527

Kuwait 0.08%
Kuwait (State of) 4.652% 10/9/2035 (a)	USD3,825	3,740
Kuwait (State of) 4.652% 10/9/2035	1,545	1,511
		5,251

Paraguay 0.05%
Paraguay (Republic of) 4.95% 4/28/2031	952	956
Paraguay (Republic of) 5.60% 3/13/2048 (a)	2,432	2,324
		3,280

Lithuania 0.05%
Lithuania (Republic of) 4.25% 9/10/2045	EUR2,860	3,255

Bulgaria 0.04%
Bulgaria (Republic of), Series 13Y, 3.50% 5/7/2034	200	228
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	805	899
Bulgaria (Republic of), Series 13Y, 5.00% 3/5/2037	USD1,442	1,410
		2,537

Uruguay 0.04%
Uruguay (Oriental Republic of) 8.00% 10/29/2035	UYU98,830	2,523

Islamic Republic of Pakistan 0.03%
Pakistan (Islamic Republic of) 7.95% 1/31/2029	USD600	618
Pakistan (Islamic Republic of) 7.375% 4/8/2031	1,170	1,180
		1,798

Azerbaijan 0.02%
Azerbaijan (Republic of) 3.50% 9/1/2032	1,610	1,502

Zambia 0.01%
Zambia (Republic of) 5.75% 6/30/2033 (7.50% on 6/30/2031) (e)	1,053	1,040

Qatar 0.01%
Qatar (State of) 6.40% 1/20/2040	380	428

Serbia 0.01%
Serbia (Republic of) 6.50% 9/26/2033 (a)	380	402
Total bonds & notes of governments & government agencies outside the U.S.		4,466,610

11	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 18.88%
Energy 3.79%
3R Lux SARL 9.75% 2/5/2031 (a)	USD1,420	$1,490
3R Lux SARL 9.75% 2/5/2031	598	628
Abu Dhabi Crude Oil Pipeline, LLC 3.65% 11/2/2029	845	817
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	5,500	4,936
Adnoc Murban Rsc, Ltd. 5.125% 9/11/2054	250	226
Adnoc Murban RSC, Ltd. 5.125% 9/11/2054 (a)	450	407
AI Candelaria (Spain) SA 7.50% 12/15/2028	213	218
AI Candelaria (Spain) SA 5.75% 6/15/2033	5,455	5,055
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,250	2,085
Azule Energy Finance PLC 8.125% 1/23/2030	1,725	1,736
Azule Energy Finance PLC 8.25% 1/22/2031	8,780	8,792
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	4,780	5,035
Constellation Oil Services Holding SA 9.375% 11/7/2029	1,110	1,169
Ecopetrol SA 8.625% 1/19/2029	1,181	1,254
Ecopetrol SA 4.625% 11/2/2031	590	542
Ecopetrol SA 8.875% 1/13/2033	1,730	1,896
Ecopetrol SA 8.375% 1/19/2036	700	759
Ecopetrol SA 5.875% 5/28/2045	457	378
EIG Pearl Holdings SARL 3.545% 8/31/2036	7,808	7,064
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	2,690	2,750
Empresa Nacional del Petroleo 5.95% 7/30/2034	1,925	1,968
FORESEA Holding SA 7.50% 6/15/2030	1,919	1,895
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,947	3,281
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,900	1,498
GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,700
GeoPark, Ltd. 8.75% 1/31/2030 (a)	2,600	2,580
GeoPark, Ltd. 8.75% 1/31/2030	1,285	1,275
Green Palm Bidco SARL 5.957% 6/30/2041 (a)	2,312	2,338
Green Palm Bidco SARL 6.462% 6/30/2046 (a)	1,308	1,326
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036	6,210	6,344
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	5,940	6,068
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	12,330	12,776
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	4,805	5,079
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042	1,305	1,333
Guara Norte SARL 5.198% 6/15/2034 (a)	1,771	1,713
Guara Norte SARL 5.198% 6/15/2034	1,619	1,566
Modec Finance BV 7.84% 7/15/2026 (f)(g)	200	202
MV24 Capital BV 6.748% 6/1/2034	4,480	4,461
MV24 Capital BV 6.748% 6/1/2034 (a)	619	616
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	240	237
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,853	1,830
Oleoducto Central SA 4.00% 7/14/2027	900	889
Parex Resources, Inc. 8.50% 5/11/2031 (a)	9,650	9,809
Petroleos Mexicanos 7.47% 11/12/2026	MXN555,018	31,620
Petroleos Mexicanos 4.75% 2/26/2029	EUR1,855	2,153
Petroleos Mexicanos 6.84% 1/23/2030	USD7,635	7,846
Petroleos Mexicanos 5.95% 1/28/2031	7,206	7,127
Petroleos Mexicanos 6.70% 2/16/2032	4,410	4,452
Petroleos Mexicanos 6.625% 6/15/2035	2,275	2,210
Petroleos Mexicanos 6.375% 1/23/2045	2,590	2,210
Petroleos Mexicanos 6.75% 9/21/2047	2,000	1,713
Petroleos Mexicanos 7.69% 1/23/2050	6,745	6,296
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,200	1,155
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	770
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (a)	5,500	5,569
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	2,000	2,051
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,000	1,025
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	178
PETRONAS Capital, Ltd. 5.848% 4/3/2055	3,075	3,197
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	167
Pluspetrol SA 8.125% 5/18/2031 (a)	3,900	4,042
Pluspetrol SA 8.125% 5/18/2031	560	580
Prio Luxembourg Holding SARL 6.75% 10/15/2030 (a)	600	589
PTT PCL 4.50% 10/25/2042	500	443
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (a)	278	273
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	196

American Funds Emerging Markets Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	USD1,228	$1,159
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	200	150
Qatar Energy 3.125% 7/12/2041 (a)	2,995	2,267
Qatar Energy 3.125% 7/12/2041	325	246
Qatar Energy 3.30% 7/12/2051 (a)	2,710	1,858
Raizen Fuels Finance SA 5.30% 1/20/2027	2,320	1,264
Raizen Fuels Finance SA 6.25% 7/8/2032	4,254	2,340
Raizen Fuels Finance SA 6.45% 3/5/2034	2,376	1,314
Raizen Fuels Finance SA 6.45% 3/5/2034	200	111
Reliance Industries, Ltd. 2.875% 1/12/2032	300	270
Reliance Industries, Ltd. 6.25% 10/19/2040	1,000	1,084
Reliance Industries, Ltd. 4.875% 2/10/2045	500	456
Reliance Industries, Ltd. 3.625% 1/12/2052	300	216
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	1,540	1,460
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	141
TMS Issuer SARL 5.78% 8/23/2032	1,762	1,803
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	2,960	3,150
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (a)	2,820	2,898
Transportadora de Gas del Sur SA 7.75% 11/20/2035	735	755
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	4,150	4,283
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	1,800	1,921
Vista Energy Argentina S.A.U. 8.50% 6/10/2033	1,200	1,281
Vista Energy Argentina S.A.U. 7.625% 12/10/2035	5,690	5,897
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	5,550	5,752
Yinson Boronia Production BV 8.947% 7/31/2042	971	1,069
YPF SA 8.50% 6/27/2029	300	314
YPF SA 8.75% 9/11/2031 (a)	2,050	2,183
YPF SA 8.75% 9/11/2031	1,960	2,087
YPF SA 8.25% 1/17/2034 (a)	3,085	3,232
YPF SA 8.25% 1/17/2034	735	770
		255,614

Financials 3.43%
Banco de Chile 2.99% 12/9/2031	200	182
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (e)	9,700	9,650
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (a)(e)	2,955	2,940
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (e)	3,418	3,534
Banco de Credito del Peru SA 5.65% 1/15/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 1/15/2032) (e)	2,580	2,596
Banco do Brasil SA 5.625% 10/23/2031 (a)	2,130	2,112
Banco Internacional del Peru SAA 4.80% 7/15/2031 (a)	4,285	4,212
Banco Internacional del Peru SAA 4.80% 7/15/2031	510	501
Banco Mercantil del Norte SA, 8.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.734% on 1/24/2033) (a)(e)	1,045	1,047
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(e)	7,300	7,252
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)	24,246	23,910
Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029) (e)	2,125	2,270
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	5,020	4,997
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028 (a)	1,500	1,493
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (e)	15,742	14,976
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (e)	4,850	4,846
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (e)	3,295	3,233
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (e)	8,656	8,525
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(e)	4,030	4,165

13	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD8,108	$8,753
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(e)	640	691
CCBL (Cayman) 1 Corp., Ltd. 1.60% 9/15/2026 (g)	865	861
Grupo Aval, Ltd. 4.375% 2/4/2030 (g)	1,725	1,639
HDFC Bank, Ltd., 3.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027) (e)	1,600	1,599
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033 (g)	1,737	1,788
HSBC Holdings PLC 5.21% 8/11/2028 (USD-SOFR + 2.61% on 8/11/2027) (e)	1,920	1,933
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	1,000	948
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.62% 5/13/2031 (d)	3,250	3,323
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (e)	1,000	1,011
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (e)	800	718
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (e)	1,900	2,183
HSBC Holdings PLC 5.208% 5/12/2034 (USD-SOFR + 1.32% on 5/12/2033) (e)	14,900	14,851
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (e)	5,355	5,735
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	4,490	4,626
IIFL Finance, Ltd. 8.75% 7/24/2028	1,610	1,659
IIFL Finance, Ltd. 7.60% 9/10/2029 (a)	7,820	7,863
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (e)	25,575	25,474
Manappuram Finance, Ltd. 7.375% 5/12/2028	9,806	9,926
Muangthai Capital PCL 6.875% 9/30/2028	8,265	8,307
NongHyup Bank 4.875% 7/3/2028 (a)	1,395	1,406
Power Finance Corp., Ltd. 4.50% 6/18/2029	845	833
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	483
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,259
PT Bank Negara Indonesia (Persero) Tbk 7.15% (5-year UST Yield Curve Rate T Note Constant Maturity + 3.26% on 10/22/2031) (e)	9,425	9,418
REC, Ltd. 5.625% 4/11/2028	2,895	2,923
Shinhan Card Co., Ltd. 2.50% 1/27/2027	295	292
Standard Chartered PLC 6.228% 1/21/2036 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.43% on 1/21/2035) (a)(e)	775	819
Standard Chartered PLC, 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2035 (e)	855	881
State Bank of India 2.49% 1/26/2027	1,730	1,712
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	500	456
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,110	3,949
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051 (a)	1,120	866
		231,626

Communication services 2.49%
Advanced Info Service PCL 4.26% 3/4/2031	680	665
Advanced Info Service PCL 4.894% 3/4/2036	3,455	3,401
America Movil, SAB de CV, 10.125% 1/22/2029	MXN555,040	33,067
America Movil, SAB de CV, 2.875% 5/7/2030	USD7,630	7,100
America Movil, SAB de CV, 9.50% 1/27/2031	MXN362,610	21,200
America Movil, SAB de CV, 10.30% 1/30/2034	530,720	31,738
America Movil, SAB de CV, 6.375% 3/1/2035	USD2,225	2,413
CT Trust 5.125% 2/3/2032	1,690	1,607
DB Terra Chile HoldCo SPA, 7.95% 4/20/2031 (a)	2,345	2,282
HTA Group, Ltd. 6.75% 4/1/2031 (a)	12,085	12,241
IHS Holding, Ltd. 7.875% 5/29/2030	10,237	10,539
IHS Holding, Ltd. 8.25% 11/29/2031	6,150	6,434
Kuaishou Technology 4.75% 1/22/2036	1,735	1,667
Kuaishou Technology 4.75% 1/22/2036 (a)	1,000	961
Millicom International Cellular SA 4.50% 4/27/2031	2,900	2,708
PLDT, Inc. 2.50% 1/23/2031	200	182
PLDT, Inc. 3.45% 6/23/2050	200	140
Sitios Latinoamerica, SAB de CV, 5.375% 4/4/2032	900	896
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (a)	12,990	12,967
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 6.75% 5/18/2033	EUR665	781
Tencent Holdings, Ltd. 2.39% 6/3/2030	USD500	464
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	181

American Funds Emerging Markets Bond Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Tencent Holdings, Ltd. 3.68% 4/22/2041	USD400	$336
Tencent Holdings, Ltd. 3.24% 6/3/2050	10,220	7,035
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	900	620
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	1,988
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	130
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	2,990	3,071
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/2032	990	1,025
		167,839

Utilities 2.47%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,845	1,776
Aegea Finance SARL 9.00% 1/20/2031	500	481
Aegea Finance SARL 7.625% 1/20/2036	7,530	6,233
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030) (a)(e)	1,370	1,431
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,184	3,017
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	662	627
Alfa Transmisora De Energia SA 4.55% 9/27/2051	6,148	4,910
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	1,099	877
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	7,708	8,143
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (a)	729	770
Chile Electricity Lux MPC II SARL 5.58% 10/20/2035	5,454	5,545
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035 (a)	4,718	4,825
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (a)	2,240	2,312
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,548	1,598
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	801	807
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	600	596
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	1,305	1,325
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP23,321,000	6,340
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	381
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	USD1,022	965
Enfragen Energia Sur SA 5.375% 12/30/2030	12,553	11,886
Enfragen Energia Sur SA 5.375% 12/30/2030 (a)	792	750
Enfragen Energia Sur SA 8.499% 6/30/2032 (a)	6,860	7,169
Enfragen Energia Sur SA 8.499% 6/30/2032	5,820	6,082
Eskom Holdings 6.35% 8/10/2028	13,610	13,848
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041	297	302
Generadora de Gatun SA 6.874% 9/30/2044 (a)	4,100	4,238
Greenko Power II, Ltd. 4.30% 12/13/2028	5,132	4,913
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,649	3,680
Hongkong Electric Finance, Ltd. 4.75% 2/3/2036	285	286
Interchile SA 4.50% 6/30/2056	460	389
Investment Energy Resources, Ltd. 6.25% 4/26/2029 (a)	920	907
Kallpa Generacion SA 5.875% 1/30/2032 (a)	200	205
Kallpa Generacion SA 5.50% 9/11/2035	400	399
Light Servicos de Eletricidade S A 4.21% 12/19/2032	354	259
Light Servicos de Eletricidade S A 2.26% Cash 12/19/2037 (h)	150	39
Minejesa Capital BV 4.625% 8/10/2030	1,713	1,692
Minejesa Capital BV 5.625% 8/10/2037	1,485	1,419
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	665	694
Niagara Energy S.A.C. 5.746% 10/3/2034	700	702
NOVA Securitisation SARL 6.50% 2/3/2036 (a)	4,500	4,235
Pampa Energia SA 7.75% 11/14/2037 (a)	665	681
PT Perusahaan Listrik Negara 4.125% 5/15/2027	1,000	994
Saavi Energia SARL 8.875% 2/10/2035 (a)	9,020	9,879
Saavi Energia SARL 8.875% 2/10/2035	3,825	4,189
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (e)	4,710	4,686
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (e)	9,903	10,045
San Miguel Global Power Holdings Corp., 8.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.102% on 6/17/2031) (e)	15,805	15,856

15	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD523	$503
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	1,615	1,666
YPF Energia Electrica SA 7.875% 10/16/2032	1,135	1,171
		166,723

Consumer discretionary 2.04%
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	3,800	3,888
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	400	361
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	8,385	6,179
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	1,300	1,067
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	4,645	4,617
Arcos Dorados BV 6.375% 1/29/2032 (a)	7,455	7,700
Arcos Dorados BV 6.375% 1/29/2032	3,045	3,145
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	15,610	14,033
GOHL Capital Holdings, Ltd. 7.625% perpetual bonds senior (5-year UST Yield Curve Rate T Note Constant Maturity + 3.71% on 10/29/2031) (e)	11,630	11,275
GOHL Capital, Ltd., 4.25% 1/24/2027	12,155	12,119
Meituan 4.625% 10/2/2029	1,150	1,140
Meituan 3.05% 10/28/2030	3,550	3,285
Meituan 3.05% 10/28/2030 (a)	250	231
Meituan 4.50% 5/5/2031	2,000	1,953
Meituan 4.75% 11/5/2032 (a)	865	839
Meituan 5.125% 11/5/2035 (a)	2,170	2,093
Meituan 5.125% 11/5/2035	1,685	1,625
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (g)	300	300
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (a)	200	200
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (g)	3,244	3,227
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (g)	8,449	8,237
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (a)	2,250	2,193
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (g)	7,619	7,805
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,600	5,737
Motherson Global Investments BV 5.625% 7/11/2029 (a)	1,405	1,415
Motherson Global Investments BV 5.625% 7/11/2029	1,000	1,007
Prosus NV 4.027% 8/3/2050	3,275	2,298
Prosus NV 4.987% 1/19/2052	290	231
Sands China, Ltd. 5.40% 8/8/2028	1,065	1,073
Sands China, Ltd. 4.375% 6/18/2030	9,170	8,895
Sands China, Ltd. 3.25% 8/8/2031	5,431	4,943
Studio City Finance, Ltd. 6.50% 1/15/2028	200	200
Studio City Finance, Ltd. 5.00% 1/15/2029	1,570	1,505
Wynn Macau, Ltd. 5.625% 8/26/2028	4,199	4,173
Wynn Macau, Ltd. 5.125% 12/15/2029	4,590	4,496
Wynn Macau, Ltd. 6.75% 2/15/2034 (a)	2,100	2,088
Wynn Macau, Ltd. 6.75% 2/15/2034	2,055	2,043
		137,616

Materials 1.89%
Alpek, SAB de CV 3.25% 2/25/2031	5,590	4,895
Alpek, SAB de CV 3.25% 2/25/2031 (a)	1,285	1,125
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,616	2,855
Braskem Netherlands Finance BV 4.50% 1/31/2030	25,078	14,436
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,015	3,144
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	1,005	630
Braskem Netherlands Finance BV 7.25% 2/13/2033	1,105	656
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	275	163
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	1,620	976
Braskem Netherlands Finance BV 5.875% 1/31/2050	1,600	689
CAP SA 3.90% 4/27/2031	200	170
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032	3,420	3,430
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	2,240	2,247
CSN Inova Ventures 6.75% 1/28/2028 (g)	1,785	1,484
CSN Resources SA 8.875% 12/5/2030	3,150	2,355
CSN Resources SA 8.875% 12/5/2030 (a)	1,100	822
CSN Resources SA 4.625% 6/10/2031	1,645	1,016

American Funds Emerging Markets Bond Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Fresnillo PLC 4.25% 10/2/2050	USD2,300	$1,788
Fresnillo PLC 4.25% 10/2/2050 (a)	1,270	988
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	1,340	1,210
GC Treasury Center Co., Ltd. 2.98% 3/18/2031 (a)	375	339
GC Treasury Center Co., Ltd. 6.50% perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.815% on 12/10/2030) (e)	1,900	1,880
GC Treasury Center Co., Ltd. 6.50% perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.815% on 12/10/2030) (a)(e)	400	396
GC Treasury Center Co., Ltd. 7.125% perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 3.162% on 9/10/2035) (e)	340	337
Klabin Austria gmbh Austria 3.20% 1/12/2031	990	895
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	10,483	10,605
Nickel Industries, Ltd. 9.00% 9/30/2030	3,280	3,367
Nickel Industries, Ltd. 9.00% 9/30/2030 (a)	2,405	2,469
Orbia Advance Corp, SAB de CV, 5.875% 9/17/2044	4,257	3,374
Orbia Advance Corp, SAB de CV, 5.50% 1/15/2048	1,743	1,310
POSCO 5.75% 1/17/2028 (a)	200	203
POSCO 4.50% 1/16/2031 (a)	1,340	1,316
POSCO 5.00% 1/16/2036 (a)	885	862
POSCO 5.00% 1/16/2036	285	278
POSCO Holdings, Inc. 5.75% 5/7/2035	400	410
PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,844
PT Freeport Indonesia 4.763% 4/14/2027 (a)	364	366
PT Freeport Indonesia 5.315% 4/14/2032	800	795
PT Freeport Indonesia 6.20% 4/14/2052	600	587
PT Krakatau Posco 6.375% 6/11/2027	8,305	8,353
PT Krakatau Posco 6.375% 6/11/2029	4,540	4,574
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (e)(h)	5,330	5,362
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(h)	823	828
Sasol Financing USA, LLC 4.375% 9/18/2026	9,920	9,903
Sasol Financing USA, LLC 8.75% 5/3/2029 (g)	903	946
Sasol Financing USA, LLC 8.75% 4/10/2033 (a)	8,892	9,210
Suzano Austria gmbh 3.125% 1/15/2032	585	519
Suzano Netherlands BV 5.50% 1/15/2036	300	292
Vale Overseas, Ltd. 6.40% 6/28/2054	5	5
West China Cement, Ltd. 9.90% 12/4/2028	9,365	8,300
West China Cement, Ltd. 10.50% 11/11/2029	3,437	2,984
		127,988

Industrials 1.52%
Ambipar Lux SARL 9.875% 2/6/2031 (i)	600	143
Ambipar Lux SARL 10.875% 2/5/2033 (a)(i)	200	46
Bidvest Group (UK) PLC 6.20% 9/17/2032	15,515	15,687
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	500	502
CK Hutchison International (24), Ltd. 5.50% 4/26/2034	460	477
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (a)	400	415
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (g)	400	307
CK Hutchison International (24) II, Ltd. 4.75% 9/13/2034	565	559
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	600	439
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (g)	400	402
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	6,345	7,339
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	1,160	1,176
LATAM Airlines Group SA 7.875% 4/15/2030	11,510	11,991
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	2,280	2,375
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	385	400
LG Energy Solution, Ltd. 5.375% 4/2/2030	735	742
LG Energy Solution, Ltd. 5.25% 4/2/2031 (a)	570	569
LG Energy Solution, Ltd. 5.875% 4/2/2036 (a)	735	743
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	401	410
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	125	128
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (a)	736	700
Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,100
Mexico City Airport Trust 5.50% 7/31/2047	5,105	4,373
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	1,510	1,499
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	198

17	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
MTR Corp., Ltd. 5.25% 4/1/2055	USD300	$298
MTR Corp. CI, Ltd. 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (e)	200	201
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (e)	3,140	3,241
OCP SA, 6.741% junior subordinated perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.746% on 7/22/2031) (a)(e)	13,005	12,931
OCP SA, 7.368% junior subordinated perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.965% on 7/22/2036) (a)(e)	14,265	14,228
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	6,041	4,639
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (a)	786	604
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	6,350	5,711
Transnet 8.25% 2/6/2028	1,900	1,974
TSMC Arizona Corp. 3.125% 10/25/2041	1,500	1,222
TSMC Arizona Corp. 3.25% 10/25/2051	200	152
TSMC Arizona Corp. 4.50% 4/22/2052	400	372
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	806	823
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034	1,254	1,280
Yinson Bergenia Production BV 8.498% 1/31/2045	1,140	1,218
		102,614

Consumer staples 0.70%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	14,129	14,835
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,709	2,480
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	7,075	6,429
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	162
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	600	485
InRetail Consumer 3.25% 3/22/2028	5,010	4,831
InRetail Consumer 3.25% 3/22/2028 (a)	2,730	2,633
MARB BondCo PLC 3.95% 1/29/2031	4,675	4,103
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,500	1,316
Minerva Luxembourg SA 4.375% 3/18/2031 (a)	400	352
Minerva Luxembourg SA 8.875% 9/13/2033	2,015	2,087
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	950	984
Minerva Luxembourg SA 7.50% 4/22/2036 (a)	6,755	6,449
		47,146

Real estate 0.44%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	955	870
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	200	182
FIBRA Prologis 5.50% 11/26/2035	3,490	3,391
FibraSOMA 4.375% 7/22/2031	5,501	5,017
FibraSOMA 4.375% 7/22/2031 (a)	1,430	1,304
FibraSOMA 7.125% 5/28/2036 (a)	18,160	18,100
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030 (g)	200	189
Trust Fibra Uno 7.70% 1/23/2032 (a)	500	533
		29,586

Information technology 0.08%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	378
Lenovo Group, Ltd. 6.536% 7/27/2032	655	705
SK hynix, Inc. 6.375% 1/17/2028	200	205
SK hynix, Inc. 2.375% 1/19/2031 (a)	400	362
SK hynix, Inc. 6.50% 1/17/2033	2,985	3,237
TSMC Global, Ltd. 1.75% 4/23/2028	200	191
TSMC Global, Ltd. 1.375% 9/28/2030	200	176
TSMC Global, Ltd. 2.25% 4/23/2031 (a)	400	361
		5,615

Health care 0.02%
Rede D’Or Finance SARL 4.50% 1/22/2030	1,485	1,411

American Funds Emerging Markets Bond Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041	USD575	$500
Total corporate bonds and notes		1,274,278
U.S. Treasury bonds & notes 3.90%
U.S. Treasury 3.34%
U.S. Treasury 3.875% 7/31/2027	9,420	9,394
U.S. Treasury 3.50% 9/30/2027	2,775	2,753
U.S. Treasury 3.625% 5/31/2028	4,968	4,920
U.S. Treasury 4.625% 9/30/2028 (j)	13,100	13,227
U.S. Treasury 3.875% 4/15/2029	9,805	9,732
U.S. Treasury 3.625% 9/30/2030	7,150	6,992
U.S. Treasury 4.125% 11/15/2032	8,245	8,173
U.S. Treasury 3.375% 5/15/2033	2,593	2,449
U.S. Treasury 4.25% 6/30/2033	5,767	5,745
U.S. Treasury 3.875% 8/15/2034	9,209	8,896
U.S. Treasury 4.25% 11/15/2034	3,500	3,466
U.S. Treasury 4.625% 2/15/2035	6,000	6,097
U.S. Treasury 4.25% 8/15/2035	10,266	10,137
U.S. Treasury 4.125% 2/15/2036	15,500	15,126
U.S. Treasury 4.375% 5/15/2036	17,102	17,013
U.S. Treasury 4.875% 8/15/2045	5,058	5,020
U.S. Treasury 4.50% 11/15/2054	1,700	1,583
U.S. Treasury 4.625% 2/15/2055 (j)	38,475	36,566
U.S. Treasury 4.75% 8/15/2055	12,000	11,645
U.S. Treasury 4.75% 2/15/2056 (k)	47,740	46,375
		225,309

U.S. Treasury inflation-protected securities 0.56%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)(j)	40,654	37,508
Total U.S. Treasury bonds & notes		262,817
Federal agency bonds & notes 0.53%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (a)	3,000	3,120
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	535	557
Bank Gospodarstwa Krajowego 4.50% 6/10/2041	EUR7,912	9,189
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,300	4,384
Korea Development Bank (The) 7.40% 1/25/2029	INR719,800	7,562
Korea Development Bank (The) 7.25% 6/11/2029	330,100	3,450
Korea Development Bank (The) 7.40% 1/17/2030	321,000	3,367
Korea Electric Power Corp. 4.00% 6/14/2027 (a)	USD200	199
Korea Electric Power Corp. 4.75% 2/13/2028 (a)	1,100	1,105
Korea Electric Power Corp. 5.125% 4/23/2034	800	818
Korea National Oil Corp. 4.625% 3/31/2028 (a)	400	401
Korea National Oil Corp. 4.875% 4/3/2028 (a)	200	201
Korea National Oil Corp. 4.75% 3/31/2030 (a)	1,050	1,056
Korea National Oil Corp. 2.625% 4/18/2032	700	625
		36,034
Total bonds, notes & other debt instruments (cost: $5,916,240,000)		6,039,739
Common stocks 0.03%	Shares
Energy 0.02%
FORESEA Holding SA, Class C, nonvoting shares	55,880	1,244
FORESEA Holding SA, Class B	6,208	138
		1,382

Utilities 0.01%
Light SA, units (f)(l)	1,023,721	307
Total common stocks (cost: $1,540,000)		1,689

19	American Funds Emerging Markets Bond Fund

Short-term securities 8.45%		Shares	Value (000)
Money market investments 7.04%
Capital Group Central Cash Fund 3.70% (m)(n)		4,752,460	$475,198
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.41%
Egypt (Arab Republic of) 9/8/2026	20.761%	EGP192,275	3,773
Egypt (Arab Republic of) 9/15/2026	21.235	54,575	1,066
Egypt (Arab Republic of) 9/29/2026	20.981	180,425	3,495
Egypt (Arab Republic of) 11/10/2026	21.353	40,000	754
Egypt (Arab Republic of) 12/22/2026	21.112	74,675	1,364
Egypt (Arab Republic of) 1/5/2027	19.124	96,575	1,758
Egypt (Arab Republic of) 1/12/2027	18.880	171,000	3,099
Egypt (Arab Republic of) 1/19/2027	19.604	161,000	2,905
Egypt (Arab Republic of) 2/2/2027	19.021	35,625	637
Egypt (Arab Republic of) 2/9/2027	19.041	399,725	7,121
Egypt (Arab Republic of) 3/23/2027	19.378	43,000	747
Egypt (Arab Republic of) 5/11/2027	18.894	306,225	5,178
Egypt (Arab Republic of) 6/8/2027	19.111	51,250	854
Egypt (Arab Republic of) 6/15/2027	18.148	29,650	492
Egypt (Arab Republic of) 6/22/2027	19.011	82,975	1,371
Kazakhstan (Republic of) 2/5/2027	13.619	KZT4,886,614	9,328
Nigeria (Republic of) 8/4/2026	17.437	NGN7,890,418	5,637
Nigeria (Republic of) 9/15/2026	18.799	2,131,750	1,489
Nigeria (Republic of) 9/22/2026	17.391	5,847,424	4,071
Nigeria (Republic of) 1/12/2027	16.216	45,566,551	30,045
Nigeria (Republic of) 1/19/2027	15.843	14,542,650	9,561
			94,745
Total short-term securities (cost: $568,823,000)			569,943
Total investment securities 97.98% (cost: $6,486,603,000)			6,611,371
Other assets less liabilities 2.02%			136,619
Net assets 100.00%			$6,747,990
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	366	10/5/2026	USD75,445	$(59)
5 Year Euro-Bobl Futures	Short	505	9/10/2026	(66,576)	(228)
5 Year U.S. Treasury Note Futures	Long	1,138	10/5/2026	121,819	317
10 Year Euro-Bund Futures	Short	316	9/10/2026	(45,978)	(464)
10 Year U.S. Treasury Note Futures	Long	456	9/30/2026	50,110	258
10 Year Ultra U.S. Treasury Note Futures	Long	1	9/30/2026	113	— (c)
20 Year U.S. Treasury Bond Futures	Long	220	9/30/2026	24,970	457
30 Year Euro-Buxl Futures	Short	27	9/10/2026	(3,431)	(91)
30 Year Ultra U.S. Treasury Bond Futures	Long	299	9/30/2026	34,731	1,225
					$1,415

American Funds Emerging Markets Bond Fund	20

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	20	MYR	80	HSBC Bank	7/6/2026	$1
MYR	3,500	USD	872	Bank of America	7/6/2026	(16)
USD	7,838	BRL	40,000	Goldman Sachs	7/9/2026	107
USD	2,590	CLP	2,342,161	JPMorgan Chase	7/9/2026	49
USD	39	BRL	200	Morgan Stanley	7/9/2026	1
USD	29,335	EUR	25,261	Citibank	7/10/2026	460
USD	14,384	HUF	4,439,385	Citibank	7/10/2026	133
USD	2,218	KRW	3,327,122	Citibank	7/10/2026	67
USD	7,962	RON	36,243	HSBC Bank	7/10/2026	62
USD	2,615	HUF	799,220	RBC Capital Markets	7/10/2026	50
USD	3,527	CZK	74,001	Goldman Sachs	7/10/2026	43
ZAR	80,248	USD	4,854	Goldman Sachs	7/10/2026	41
USD	2,623	CZK	55,183	JPMorgan Chase	7/10/2026	25
USD	2,084	MXN	36,195	RBC Capital Markets	7/10/2026	16
USD	2,185	ZAR	35,650	JPMorgan Chase	7/10/2026	10
TRY	42,320	USD	893	Citibank	7/10/2026	7
RON	9,730	EUR	1,850	Bank of America	7/10/2026	6
HUF	842,930	EUR	2,365	Goldman Sachs	7/10/2026	2
HUF	255,050	EUR	715	HSBC Bank	7/10/2026	2
USD	2,596	PLN	9,755	HSBC Bank	7/10/2026	2
USD	53	HUF	16,260	Standard Chartered Bank	7/10/2026	1
USD	146	KRW	224,270	Citibank	7/10/2026	1
USD	78	PEN	268	Citibank	7/10/2026	— (c)
MXN	11,500	USD	658	Bank of America	7/10/2026	(1)
HUF	103,035	USD	336	Standard Chartered Bank	7/10/2026	(5)
HUF	120,000	USD	394	JPMorgan Chase	7/10/2026	(9)
ZAR	56,498	USD	3,456	Standard Chartered Bank	7/10/2026	(9)
USD	1,951	PLN	7,376	Bank of New York Mellon	7/10/2026	(10)
USD	2,635	COP	9,067,510	Citibank	7/10/2026	(12)
USD	16,977	PHP	1,042,836	Citibank	7/10/2026	(14)
HUF	319,485	USD	1,042	Citibank	7/10/2026	(17)
MXN	40,000	USD	2,303	RBC Capital Markets	7/10/2026	(17)
USD	2,589	ZAR	42,744	Standard Chartered Bank	7/10/2026	(19)
USD	2,620	ZAR	43,282	RBC Capital Markets	7/10/2026	(20)
USD	6,100	PHP	376,331	Bank of America	7/10/2026	(31)
CNH	81,334	USD	12,032	RBC Capital Markets	7/10/2026	(46)
ZAR	64,437	USD	3,978	RBC Capital Markets	7/10/2026	(47)
CLP	2,599,862	USD	2,924	HSBC Bank	7/10/2026	(103)
PHP	625,796	USD	10,321	Goldman Sachs	7/10/2026	(125)
CLP	5,092,300	USD	5,745	Citibank	7/10/2026	(221)
USD	4,837	COP	17,355,150	Citibank	7/10/2026	(228)
PLN	47,819	USD	13,011	Citibank	7/10/2026	(300)
USD	36,936	ZAR	610,658	Goldman Sachs	7/10/2026	(313)
USD	12,725	COP	45,900,000	Morgan Stanley	7/10/2026	(671)
USD	23,897	COP	85,832,243	Citibank	7/10/2026	(1,153)
INR	226,105	USD	2,368	Morgan Stanley	7/13/2026	19
MXN	511	USD	30	UBS AG	7/13/2026	— (c)
IDR	27,106,930	USD	1,514	Morgan Stanley	7/13/2026	(2)
BRL	13,542	USD	2,627	BNP Paribas	7/13/2026	(12)
USD	8,514	BRL	44,325	Citibank	7/13/2026	(44)
USD	59,900	BRL	311,697	Goldman Sachs	7/13/2026	(282)
USD	27,813	EUR	23,876	Morgan Stanley	7/14/2026	515
USD	33,926	EUR	29,579	RBC Capital Markets	7/14/2026	109
EUR	1,660	USD	1,934	Morgan Stanley	7/14/2026	(36)
CNH	528,538	USD	78,125	Citibank	7/14/2026	(218)
CZK	812,853	USD	38,730	HSBC Bank	7/14/2026	(460)
USD	625	JPY	100,000	Goldman Sachs	7/15/2026	10
CLP	1,671,000	USD	1,831	Morgan Stanley	7/15/2026	(18)
USD	2,091	BRL	10,600	HSBC Bank	7/17/2026	47
USD	76,422	EUR	65,920	HSBC Bank	7/20/2026	1,038
USD	10	MYR	40	JPMorgan Chase	7/22/2026	— (c)
MYR	78,295	USD	19,320	JPMorgan Chase	7/22/2026	(138)

21	American Funds Emerging Markets Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	10,703	MXN	186,000	UBS AG	7/23/2026	$88
ZAR	59,870	USD	3,642	Goldman Sachs	7/23/2026	6
THB	289,780	USD	8,682	Citibank	7/24/2026	50
USD	2,578	THB	86,027	Citibank	7/24/2026	(15)
THB	596,100	USD	18,140	Citibank	7/24/2026	(177)
USD	14,437	BRL	73,000	Bank of America	7/27/2026	391
USD	9,407	BRL	47,656	Citibank	7/27/2026	237
USD	2,812	BRL	14,360	JPMorgan Chase	7/27/2026	49
USD	1,430	BRL	7,300	Morgan Stanley	7/27/2026	25
USD	622	BRL	3,160	JPMorgan Chase	7/27/2026	13
EUR	1,700	USD	1,931	JPMorgan Chase	7/27/2026	13
USD	8,906	EUR	7,840	JPMorgan Chase	7/27/2026	(62)
MYR	7,100	USD	1,801	Standard Chartered Bank	7/28/2026	(61)
MYR	16,480	USD	4,164	JPMorgan Chase	7/28/2026	(124)
MYR	32,300	USD	8,196	HSBC Bank	7/28/2026	(279)
CNH	8,340	USD	1,221	UBS AG	8/24/2026	11
USD	1,227	CNH	8,340	Morgan Stanley	8/24/2026	(6)
IDR	128,009,556	USD	7,023	BNP Paribas	12/11/2026	34
USD	1,004	IDR	18,132,301	RBC Capital Markets	12/11/2026	5
USD	4,020	THB	130,350	HSBC Bank	12/18/2026	64
						$(1,511)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN253,631	$(197)	$—	$(197)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK1,448,955	(372)	—	(372)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	MXN16,500	36	—	36
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	108	—	108
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	43	—	43
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	74	—	74
						$(308)	$—	$(308)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$53	$—	$53
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	— (c)	—	— (c)
13.975%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	4,135	(4)	—	(4)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	(18)	—	(18)
10.6966%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	10,441	(186)	—	(186)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(225)	—	(225)
12.931%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	10,360	(64)	—	(64)
13.022%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2030	31,500	(249)	—	(249)
							$(693)	$—	$(693)

American Funds Emerging Markets Bond Fund	22

Investments in affiliates (n)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 7.04%
Money market investments 7.04%
Capital Group Central Cash Fund 3.70% (m)	$211,066	$1,800,188	$1,536,023	$(3)	$(30)	$475,198	$5,890
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Melco Resorts Finance, Ltd. 5.375% 12/4/2029	5/22/2024-5/4/2026	$8,167	$8,237	0.12%
Melco Resorts Finance, Ltd. 7.625% 4/17/2032	11/20/2024-6/30/2026	7,862	7,805	0.12
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	8/12/2024-5/22/2026	3,187	3,227	0.05
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	1/25/2024-4/23/2026	294	300	— (o)
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033	11/14/2025-11/17/2025	1,798	1,788	0.03
Grupo Aval, Ltd. 4.375% 2/4/2030	8/25/2025-4/29/2026	1,629	1,639	0.03
CSN Inova Ventures 6.75% 1/28/2028	8/4/2021-4/28/2026	1,638	1,484	0.02
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-4/30/2026	895	946	0.01
CCBL (Cayman) 1 Corp., Ltd. 1.60% 9/15/2026	4/28/2026-4/30/2026	861	861	0.01
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-5/22/2025	396	402	0.01
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	11/4/2024-5/19/2025	302	307	0.01
Modec Finance BV 7.84% 7/15/2026 (f)	7/28/2023	200	202	— (o)
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030	11/17/2025	191	189	— (o)
Total		$27,420	$27,387	0.41%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $496,416,000, which represented 7.36% of the net assets of the fund.

(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Amount less than one thousand.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Value determined using significant unobservable inputs.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)	Scheduled interest and/or principal payment was not received.
(j)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $9,971,000, which represented 0.15% of the net assets of the fund.
(k)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(l)	Non-income producing.
(m)	Rate represents the seven-day yield at 6/30/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Amount less than 0.01%.

23	American Funds Emerging Markets Bond Fund

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos

MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
UYU = Uruguayan pesos
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	24

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $927 of investment securities on loan):
Unaffiliated issuers (cost: $6,011,406)	$6,136,173
Affiliated issuers (cost: $475,197)	475,198	$6,611,371
Cash		7,520
Cash denominated in currencies other than U.S. dollars (cost: $3,452)		3,515
Unrealized appreciation on open forward currency contracts		3,810
Bilateral swaps, at value		53
Receivables for:
Sales of investments	43
Sales of fund’s shares	12,834
Dividends and interest	133,160
Securities lending income	4
Variation margin on futures contracts	101
Variation margin on centrally cleared swap contracts	82
Other	167	146,391
		6,772,660
Liabilities:
Unrealized depreciation on open forward currency contracts		5,321
Bilateral swaps, at value		746
Payables for:
Purchases of investments	6,265
Repurchases of fund’s shares	5,985
Dividends on fund’s shares	315
Investment advisory services	2,497
Services provided by related parties	482
Trustees’ deferred compensation	26
Variation margin on futures contracts	759
Variation margin on centrally cleared swap contracts	108
Non-U.S. taxes	1,976
Other	190	18,603
Net assets at June 30, 2026		$6,747,990
Net assets consist of:
Capital paid in on shares of beneficial interest		$6,814,789
Total distributable earnings (accumulated loss)		(66,799)
Net assets at June 30, 2026		$6,747,990
Refer to the notes to financial statements.

25	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (828,413 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$352,802	43,313	$8.15
Class C	12,050	1,479	8.15
Class F-1	17,046	2,093	8.15
Class F-2	1,587,140	194,844	8.15
Class F-3	800,114	98,227	8.15
Class 529-A	11,019	1,353	8.15
Class 529-C	378	46	8.15
Class 529-E	678	83	8.15
Class 529-F-2	7,737	950	8.15
Class 529-F-3	13	2	8.15
Class R-1	169	21	8.15
Class R-2	1,766	217	8.15
Class R-2E	105	13	8.15
Class R-3	3,549	436	8.15
Class R-4	1,055	129	8.15
Class R-5E	1,220	150	8.15
Class R-5	408	50	8.14
Class R-6	3,950,741	485,007	8.15

Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	26

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $2,640)	$165,503
Dividends (includes $5,890 from affiliates)	6,309
Securities lending income (net of fees)	5	$171,817
Fees and expenses*:
Investment advisory services	10,978
Distribution services	573
Transfer agent services	748
Administrative services	721
529 plan services	5
Reports to shareholders	56
Registration statement and prospectus	439
Trustees’ compensation	13
Auditing and legal	43
Custodian	381
Other	33
Total fees and expenses before waivers and/or reimbursements	13,990
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	1
Miscellaneous fee reimbursement	31
Total fees and expenses after waivers and/or reimbursements		13,958
Net investment income		157,859
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $925):
Unaffiliated issuers	22,976
Affiliated issuers	(3)
Futures contracts	(6,012)
Forward currency contracts	(4,254)
Swap contracts	(601)
Currency transactions	(86)	12,020
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $64):
Unaffiliated issuers	(29,799)
Affiliated issuers	(30)
Futures contracts	1,768
Forward currency contracts	(2,506)
Swap contracts	691
Currency translations	(217)	(30,093)
Net realized gain (loss) and unrealized appreciation (depreciation)		(18,073)
Net increase (decrease) in net assets resulting from operations		$139,786
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

27	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$157,859	$222,928
Net realized gain (loss)	12,020	(18,834)
Net unrealized appreciation (depreciation)	(30,093)	271,349
Net increase (decrease) in net assets resulting from operations	139,786	475,443
Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(151,911)	(168,456)
Return of capital	—	(44,200)
Total distributions paid or accrued and return of capital paid to shareholders	(151,911)	(212,656)
Net capital share transactions	3,156,565	583,206
Total increase (decrease) in net assets	3,144,440	845,993
Net assets:
Beginning of period	3,603,550	2,757,557
End of period	$6,747,990	$3,603,550
*
Unaudited.
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	28

Notes to financial statementsunaudited
1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

29	American Funds Emerging Markets Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

American Funds Emerging Markets Bond Fund	30

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

31	American Funds Emerging Markets Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$4,466,610	$—	$4,466,610
Corporate bonds and notes	—	1,274,076	202	1,274,278
U.S. Treasury bonds & notes	—	262,817	—	262,817
Federal agency bonds & notes	—	36,034	—	36,034
Common stocks	—	1,382	307	1,689
Short-term securities	475,198	94,745	—	569,943
Total	$475,198	$6,135,664	$509	$6,611,371

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,257	$—	$—	$2,257
Unrealized appreciation on open forward currency contracts	—	3,810	—	3,810
Unrealized appreciation on centrally cleared interest rate swaps	—	261	—	261
Unrealized appreciation on bilateral interest rate swaps	—	53	—	53
Liabilities:
Unrealized depreciation on futures contracts	(842)	—	—	(842)
Unrealized depreciation on open forward currency contracts	—	(5,321)	—	(5,321)
Unrealized depreciation on centrally cleared interest rate swaps	—	(569)	—	(569)
Unrealized depreciation on bilateral interest rate swaps	—	(746)	—	(746)
Total	$1,415	$(2,512)	$—	$(1,097)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

American Funds Emerging Markets Bond Fund	32

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

33	American Funds Emerging Markets Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Emerging Markets Bond Fund	34

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $927,000, and the total value of collateral received was $948,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $325,911,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

35	American Funds Emerging Markets Bond Fund

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $601,651,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $335,031,000.

American Funds Emerging Markets Bond Fund	36

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,257	Unrealized depreciation*	$842
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,810	Unrealized depreciation on open forward currency contracts	5,321
Swap (centrally cleared)	Interest	Unrealized appreciation*	261	Unrealized depreciation*	569
Swap (bilateral)	Interest	Bilateral swaps, at value	53	Bilateral swaps, at value	746
			$6,381		$7,478

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(6,012)	Net unrealized appreciation (depreciation) on futures contracts	$1,768
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,254)	Net unrealized appreciation (depreciation) on forward currency contracts	(2,506)
Swap	Interest	Net realized gain (loss) on swap contracts	(601)	Net unrealized appreciation (depreciation) on swap contracts	691
			$(10,867)		$(47)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts and interest rate swaps. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

37	American Funds Emerging Markets Bond Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$397	$ (48)	$ (349)	$ —	$ —
Barclays Bank PLC	53	(53)	—	—	—
BNP Paribas	34	(34)	—	—	—
Citibank	955	(955)	—	—	—
Goldman Sachs	209	(209)	—	—	—
HSBC Bank	1,215	(842)	(373)	—	—
JPMorgan Chase	160	(160)	—	—	—
Morgan Stanley	561	(561)	—	—
RBC Capital Markets	179	(131)	—	—	48
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	99	—	—	—	99
Total	$3,863	$ (2,994)	$ (722)	$ —	$147
Liabilities:
Bank of America	$48	$ (48)	$ —	$ —	$ —
Bank of New York Mellon	10	—	—	—	10
Barclays Bank PLC	86	(53)	—	—	33
BNP Paribas	261	(34)	(227)	—	—
Citibank	2,398	(955)	(1,361)	—	82
Goldman Sachs	1,131	(209)	(529)	—	393
HSBC Bank	842	(842)	—	—	—
JPMorgan Chase	333	(160)	(150)	—	23
Morgan Stanley	733	(561)	—	—	172
RBC Capital Markets	131	(131)	—	—	—
Standard Chartered Bank	94	(1)	(73)	—	20
Total	$6,067	$ (2,994)	$ (2,340)	$ —	$733
*
Collateral is shown on a settlement basis.

American Funds Emerging Markets Bond Fund	38

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$219
Distributions in excess of ordinary income	44,200
Late year ordinary loss deferral[1]	(925)
Capital loss carryforward[2]	(203,782)
1
This deferral is considered incurred in the subsequent year.
2
Reflects the utilization of capital loss carryforward of $35,604,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$224,375
Gross unrealized depreciation on investments	(106,827)
Net unrealized appreciation (depreciation) on investments	117,548
Cost of investments	6,492,725

39	American Funds Emerging Markets Bond Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income[3]	Return of capital	Total distributions paid or accrued	Ordinary income	Return of capital	Total distributions paid or accrued
Class A	$10,291	$—	$10,291	$15,874	$4,165	$20,039
Class C	328	—	328	620	163	783
Class T4	— [5]	—	— [5]	— [5]	— [5]	— [5]
Class F-1	555	—	555	859	225	1,084
Class F-2	26,560	—	26,560	21,705	5,695	27,400
Class F-3	20,479	—	20,479	26,932	7,067	33,999
Class 529-A	317	—	317	476	125	601
Class 529-C	9	—	9	10	3	13
Class 529-E	20	—	20	31	8	39
Class 529-T4	— [5]	—	— [5]	1	— [5]	1
Class 529-F-1[4]	— [5]	—	— [5]	1	— [5]	1
Class 529-F-2	231	—	231	354	93	447
Class 529-F-3	— [5]	—	— [5]	1	— [5]	1
Class R-1	4	—	4	9	2	11
Class R-2	44	—	44	64	17	81
Class R-2E	3	—	3	3	1	4
Class R-3	97	—	97	139	36	175
Class R-4	25	—	25	41	11	52
Class R-5E	38	—	38	57	15	72
Class R-5	13	—	13	26	7	33
Class R-6	92,897	—	92,897	101,253	26,567	127,820
Total	$151,911	$—	$151,911	$168,456	$44,200	$212,656
3
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2026.
4
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
5
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.457% on the first $15 billion of daily net assets and decreasing to 0.428% on such assets in excess of $15 billion. For the six months ended June 30, 2026, the investment advisory services fees were $10,978,000, which were equivalent to an annualized rate of 0.457% of average daily net assets.

American Funds Emerging Markets Bond Fund	40

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2026, AFS waived transfer agent services fees of $1,000 for Class R-3 shares. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

41	American Funds Emerging Markets Bond Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $5,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$456	$230	$52	Not applicable
Class C	62	9	2	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	23	13	3	Not applicable
Class F-2	Not applicable	471	127	Not applicable
Class F-3	Not applicable	2	96	Not applicable
Class 529-A	11	7	2	$3
Class 529-C	2	— †	— †	— †
Class 529-E	2	— †	— †	— †
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	2	1	2
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	1	— †	— †	Not applicable
Class R-2	6	2	— †	Not applicable
Class R-2E	— †	— †	— †	Not applicable
Class R-3	9	3	1	Not applicable
Class R-4	1	— †	— †	Not applicable
Class R-5E	Not applicable	1	— †	Not applicable
Class R-5	Not applicable	— †	— †	Not applicable
Class R-6	Not applicable	8	437	Not applicable

Total class-specific expenses	$573	$748	$721	$5
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $31,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $13,000 in the fund’s statement of operations reflects $11,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Emerging Markets Bond Fund	42

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2026.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$35,031	4,284	$9,716	1,193	$(32,996)	(4,049)	$11,751	1,428
Class C	840	102	323	40	(2,333)	(286)	(1,170)	(144)
Class T2	—	—	—	—	(8)	(1)	(8)	(1)
Class F-1	7,616	935	552	68	(9,871)	(1,212)	(1,703)	(209)
Class F-2	1,155,815	142,340	26,259	3,225	(81,106)	(9,986)	1,100,968	135,579
Class F-3	254,135	31,249	19,998	2,455	(43,579)	(5,354)	230,554	28,350
Class 529-A	1,697	208	316	39	(1,080)	(133)	933	114
Class 529-C	220	27	9	1	(85)	(11)	144	17
Class 529-E	28	3	19	3	(64)	(8)	(17)	(2)
Class 529-T2	—	—	— [3]	— [3]	(14)	(2)	(14)	(2)
Class 529-F-1[2]	—	—	— [3]	— [3]	(12)	(2)	(12)	(2)
Class 529-F-2	699	86	230	28	(482)	(59)	447	55
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	4	1	4	— [3]	(5)	—	3	1
Class R-2	356	44	44	5	(116)	(14)	284	35
Class R-2E	64	8	2	— [3]	(34)	(4)	32	4
Class R-3	412	50	97	12	(199)	(24)	310	38
Class R-4	352	43	25	3	(13)	(2)	364	44
Class R-5E	282	34	37	5	(241)	(29)	78	10
Class R-5	6	1	13	2	(14)	(2)	5	1
Class R-6	1,805,776	221,802	92,856	11,400	(85,016)	(10,597)	1,813,616	222,605
Total net increase (decrease)	$3,263,333	401,217	$150,500	18,479	$(257,268)	(31,775)	$3,156,565	387,921
Refer to the end of the table(s) for footnote(s).

43	American Funds Emerging Markets Bond Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$67,113	8,498	$18,729	2,371	$(61,210)	(7,767)	$24,632	3,102
Class C	2,145	272	773	98	(5,348)	(677)	(2,430)	(307)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,395	1,852	1,080	137	(10,441)	(1,330)	5,034	659
Class F-2	160,052	20,250	27,099	3,427	(101,689)	(13,011)	85,462	10,666
Class F-3	158,418	20,197	33,019	4,175	(91,872)	(11,684)	99,565	12,688
Class 529-A	2,283	289	598	76	(2,209)	(280)	672	85
Class 529-C	63	8	13	2	(123)	(16)	(47)	(6)
Class 529-E	149	19	39	5	(103)	(13)	85	11
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	1	1	—	—	1	1
Class 529-F-2	1,281	162	446	56	(1,059)	(133)	668	85
Class 529-F-3	—	—	1	1	—	—	1	1
Class R-1	12	2	10	1	(70)	(9)	(48)	(6)
Class R-2	224	29	80	10	(295)	(38)	9	1
Class R-2E	15	2	3	— [3]	(1)	— †	17	2
Class R-3	607	77	175	22	(246)	(31)	536	68
Class R-4	167	21	51	7	(792)	(103)	(574)	(75)
Class R-5E	292	37	70	8	(518)	(67)	(156)	(22)
Class R-5	307	38	32	4	(489)	(61)	(150)	(19)
Class R-6	421,303	53,615	127,821	16,162	(179,196)	(22,683)	369,928	47,094
Total net increase (decrease)	$828,826	105,368	$210,041	26,563	$(455,661)	(57,903)	$583,206	74,028
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $3,463,542,000 and $885,538,000, respectively, during the six months ended June 30, 2026.

American Funds Emerging Markets Bond Fund	44

Financial highlights

		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
06/30/2026[5,6]	$8.18	$.25	$(.04 )	$.21	$(.24 )	$—	$(.24 )	$8.15	2.63%[7]	$353	.93%[8]	.92%[8]	6.25%[8]
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.88	343.93		.93	6.66
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	292.93		.93	6.96
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	307.97		.97	6.54
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	270.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.98)	375	1.06	1.06	4.70
Class C:
06/30/2026[5,6]	8.18	.22	(.04 )	.18	(.21 )	—	(.21 )	8.15	2.26 [7]	12	1.66 [8]	1.65 [8]	5.51 [8]
12/31/2025	7.52	.47	.63	1.10	(.35 )	(.09 )	(.44 )	8.18	15.03	13	1.67	1.67	5.95
12/31/2024	8.04	.49	(.52 )	(.03 )	(.46 )	(.03 )	(.49 )	7.52	(.47 )	15	1.68	1.68	6.20
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.57	17	1.70	1.70	5.81
12/31/2022	9.30	.44	(1.65)	(1.21)	(.42 )	(.08 )	(.50 )	7.59	(12.96)	16	1.74	1.73	5.60
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.66)	24	1.76	1.76	3.99
Class F-1:
06/30/2026[5,6]	8.18	.25	(.04 )	.21	(.24 )	—	(.24 )	8.15	2.63 [7]	17	.91 [8]	.91 [8]	6.26 [8]
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.90	19.91		.91	6.67
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	12.93		.93	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.43	17.94		.94	6.55
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	12.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.95)	12	1.03	1.03	4.72
Class F-2:
06/30/2026[5,6]	8.18	.26	(.04 )	.22	(.25 )	—	(.25 )	8.15	2.77 [7]	1,587	.64 [8]	.64 [8]	6.50 [8]
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.21	485.64		.64	6.93
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.57	366.64		.64	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.75	240.65		.65	6.84
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.10)	169.75		.74	6.50
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.69)	604.75		.75	5.01
Class F-3:
06/30/2026[5,6]	8.18	.27	(.04 )	.23	(.26 )	—	(.26 )	8.15	2.82 [7]	800	.53 [8]	.53 [8]	6.63 [8]
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.33	572.53		.53	7.04
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	430.54		.54	7.36
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	380.55		.55	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	248.59		.58	6.78
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	237.65		.65	5.13
Class 529-A:
06/30/2026[5,6]	8.18	.25	(.04 )	.21	(.24 )	—	(.24 )	8.15	2.63 [7]	11	.92 [8]	.92 [8]	6.25 [8]
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.87	10.94		.94	6.65
12/31/2024	8.04	.54	(.52 )	.02	(.51 )	(.03 )	(.54 )	7.52	.27	9.95		.95	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	9.97		.97	6.53
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.32)	8	1.01	1.00	6.35
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.97)	10	1.05	1.05	4.71
Class 529-C:
06/30/2026[5,6]	8.18	.22	(.04 )	.18	(.21 )	—	(.21 )	8.15	2.23 [7]	— [9]	1.70 [8]	1.69 [8]	5.44 [8]
12/31/2025	7.53	.46	.63	1.09	(.35 )	(.09 )	(.44 )	8.18	14.98	— [9]	1.72	1.72	5.89
12/31/2024	8.04	.48	(.51 )	(.03 )	(.45 )	(.03 )	(.48 )	7.53	(.51 )	— [9]	1.72	1.72	6.13
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.51	— [9]	1.75	1.75	5.76
12/31/2022	9.30	.43	(1.65)	(1.22)	(.41 )	(.08 )	(.49 )	7.59	(13.00)	1	1.79	1.78	5.56
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.70)	1	1.80	1.80	3.94
Refer to the end of the table(s) for footnote(s).

45	American Funds Emerging Markets Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
06/30/2026[5,6]	$8.18	$.24	$(.04 )	$.20	$(.23 )	$—	$(.23 )	$8.15	2.51%[7]	$1	1.14%[8]	1.14%[8]	6.03%[8]
12/31/2025	7.52	.51	.63	1.14	(.38 )	(.10 )	(.48 )	8.18	15.62	1	1.15	1.15	6.42
12/31/2024	8.04	.53	(.52 )	.01	(.50 )	(.03 )	(.53 )	7.52	.05	1	1.16	1.16	6.73
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.16	1	1.18	1.18	6.33
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.50)	— [9]	1.21	1.20	6.14
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.17)	1	1.25	1.25	4.50
Class 529-F-2:
06/30/2026[5,6]	8.18	.26	(.04 )	.22	(.25 )	—	(.25 )	8.15	2.77 [7]	8	.64 [8]	.64 [8]	6.53 [8]
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.20	7.65		.65	6.94
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	6.66		.66	7.21
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.74	7.66		.66	6.83
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.05)	6.71		.69	6.68
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.71)	6.77		.77	4.99
Class 529-F-3:
06/30/2026[5,6]	8.18	.27	(.04 )	.23	(.26 )	—	(.26 )	8.15	2.80 [7]	— [9]	.59 [8]	.58 [8]	6.60 [8]
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.25	— [9]	.60	.60	7.00
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.60	— [9]	.61	.61	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76	— [9]	.63	.63	6.85
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.02)	— [9]	.64	.63	6.68
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.66)	— [9]	.73	.71	5.02
Class R-1:
06/30/2026[5,6]	8.18	.23	(.04 )	.19	(.22 )	—	(.22 )	8.15	2.34 [7,10]	— [9]	1.50 [8,10]	1.50 [8,10]	5.67 [8,10]
12/31/2025	7.52	.48	.63	1.11	(.36 )	(.09 )	(.45 )	8.18	15.21 [10]	— [9]	1.51 [10]	1.51 [10]	6.13 [10]
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.31 )[10]	— [9]	1.52 [10]	1.52 [10]	6.37 [10]
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.75 [10]	— [9]	1.54 [10]	1.54 [10]	5.96 [10]
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.80)[10]	— [9]	1.57 [10]	1.55 [10]	5.85 [10]
12/31/2021	10.15	.40	(.85 )	(.45 )	(.34 )	(.06 )	(.40 )	9.30	(4.42)[10]	— [9]	1.54 [10]	1.52 [10]	4.26 [10]
Class R-2:
06/30/2026[5,6]	8.18	.23	(.04 )	.19	(.22 )	—	(.22 )	8.15	2.30 [7]	2	1.57 [8]	1.57 [8]	5.61 [8]
12/31/2025	7.52	.48	.63	1.11	(.36 )	(.09 )	(.45 )	8.18	15.14	2	1.57	1.57	6.02
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.34 )	1	1.55	1.55	6.34
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.72	2	1.57	1.56	5.95
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.84)	1	1.61	1.60	5.76
12/31/2021	10.15	.39	(.85 )	(.46 )	(.33 )	(.06 )	(.39 )	9.30	(4.55)	2	1.65	1.65	4.11
Class R-2E:
06/30/2026[5,6]	8.18	.24	(.04 )	.20	(.23 )	—	(.23 )	8.15	2.51 [7,10]	— [9]	1.16 [8,10]	1.16 [8,10]	6.05 [8,10]
12/31/2025	7.52	.52	.63	1.15	(.39 )	(.10 )	(.49 )	8.18	15.70 [10]	— [9]	1.09 [10]	1.09 [10]	6.48 [10]
12/31/2024	8.04	.54	(.53 )	.01	(.50 )	(.03 )	(.53 )	7.52	.18 [10]	— [9]	1.07 [10]	1.07 [10]	6.75 [10]
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.10 [10]	— [9]	1.23 [10]	1.23 [10]	6.27 [10]
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.54)[10]	— [9]	1.26 [10]	1.25 [10]	6.13 [10]
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(4.01)[10]	— [9]	1.21 [10]	1.20 [10]	4.62 [10]
Class R-3:
06/30/2026[5,6]	8.18	.24	(.04 )	.20	(.23 )	—	(.23 )	8.15	2.52 [7]	4	1.19 [8]	1.14 [8]	6.03 [8]
12/31/2025	7.52	.51	.63	1.14	(.38 )	(.10 )	(.48 )	8.18	15.61	3	1.20	1.16	6.42
12/31/2024	8.04	.53	(.53 )	—	(.49 )	(.03 )	(.52 )	7.52	.04	3	1.18	1.18	6.71
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.13	2	1.20	1.20	6.29
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.52)	2	1.24	1.23	6.11
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.19)	2	1.28	1.28	4.47
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	46

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
06/30/2026[5,6]	$8.18	$.25	$(.04 )	$.21	$(.24 )	$—	$(.24 )	$8.15	2.65%[7]	$1	.88%[8]	.87%[8]	6.29%[8]
12/31/2025	7.52	.53	.63	1.16	(.40 )	(.10 )	(.50 )	8.18	15.92	1.89		.89	6.75
12/31/2024	8.04	.55	(.52 )	.03	(.52 )	(.03 )	(.55 )	7.52	.33	1.89		.89	7.03
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.47	1.90		.90	6.59
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.27)	1.95		.95	6.37
12/31/2021	10.15	.46	(.85 )	(.39 )	(.39 )	(.07 )	(.46 )	9.30	(3.91)	1.99		.99	4.78
Class R-5E:
06/30/2026[5,6]	8.18	.26	(.04 )	.22	(.25 )	—	(.25 )	8.15	2.76 [7]	1	.65 [8]	.64 [8]	6.53 [8]
12/31/2025	7.52	.55	.63	1.18	(.41 )	(.11 )	(.52 )	8.18	16.20	1.64		.64	6.97
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	1.66		.66	7.24
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.73	1.67		.67	6.82
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.08)	1.74		.73	6.67
12/31/2021	10.15	.51	(.85 )	(.34 )	(.43 )	(.08 )	(.51 )	9.30	(3.40)	1.44		.44	5.32
Class R-5:
06/30/2026[5,6]	8.18	.27	(.05 )	.22	(.26 )	—	(.26 )	8.14	2.80 [7]	— [9]	.61 [8]	.60 [8]	6.57 [8]
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.29	— [9]	.57	.57	7.05
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.64	1.58		.58	7.30
12/31/2023	7.59	.53	.47	1.00	(.40 )	(.15 )	(.55 )	8.04	13.83	1.58		.58	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.98)	1.63		.62	6.73
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.61)	1.67		.67	5.09
Class R-6:
06/30/2026[5,6]	8.18	.27	(.04 )	.23	(.26 )	—	(.26 )	8.15	2.82 [7]	3,951	.53 [8]	.53 [8]	6.63 [8]
12/31/2025	7.52	.56	.63	1.19	(.42 )	(.11 )	(.53 )	8.18	16.33	2,147.53		.53	7.04
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	1,620.54		.54	7.47
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	115.55		.55	6.96
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	136.60		.59	6.74
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	194.64		.64	5.12
Refer to the end of the table(s) for footnote(s).

47	American Funds Emerging Markets Bond Fund

Financial highlights (continued)

	Six months ended June 30, 2026[5,6,7,12]	Year ended December 31,
		2025[12]	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	25%	57%	43%	56%	63%	52%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	48

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s form N-CSR for the period ended December 31, 2025.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

49	American Funds Emerging Markets Bond Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Emerging Markets Bond Fund	50

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

51	American Funds Emerging Markets Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Emerging Markets Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026